A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2019

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Keystone PF Fund LP	Global	$30,509,069	$27,060,056	5.19%	6/1/2013	Custom Dates	93 days	1/31/2020	(d)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	5,626,479	7,917,103	1.52	7/1/2015	Quarterly	65 days	6/30/2019 (e)	$1,979,276
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	14,939,200	18,475,033	3.54	2/1/2017	Quarterly	60 days	6/30/2019 (e)	$4,618,758

Credit/Income Subtotal		51,074,748	53,452,192	10.25

Equity Hedged

Brilliant US Feeder 2 Fund Limited	Greater China	24,514,434	25,243,150	4.84	6/1/2018	Monthly	30 days	6/30/2019	$25,243,150
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	9,282,245	20,657,112	3.96	4/1/2011	Quarterly	45 days	6/30/2019	$20,657,112
Pleiad Asia Offshore Feeder Fund	Asia including Japan	20,000,000	19,746,801	3.78	2/1/2018	Quarterly	60 days	6/30/2019 (e)	$4,936,700
Point72 Capital International, Ltd.	Global	24,874,791	25,541,991	4.90	8/1/2018	Quarterly	45 days	6/30/2019 (e)	$6,385,498
York Asian Opportunities Fund, L.P.	Asia including Japan	25,000,000	25,288,868	4.85	4/1/2018	Quarterly	60 days	6/30/2019	$25,288,868
ZP Offshore Energy Fund, Ltd.	US/Canada	8,180,000	10,022,540	1.92	4/1/2016	Quarterly	60 days	6/30/2019	$10,022,540
ZP Offshore Utility Fund, Ltd.	US/Canada	10,230,000	13,926,360	2.67	4/1/2016	Quarterly	45 days	6/30/2019	$13,926,360

Equity Hedged Subtotal		122,081,470	140,426,822	26.92

Multi-Strategy

LMR Fund Limited	Global	25,000,000	26,338,822	5.05	2/1/2019	Monthly	90 days	6/30/2019	$26,338,822
Millennium International Ltd.	Global	12,357,483	20,798,261	3.99	4/1/2011	Quarterly	90 days	6/30/2019 (e)	$5,199,565
York European Opportunities Fund, L.P.	Europe including UK	25,000,000	24,066,028	4.61	5/1/2018	Quarterly	45 days	6/30/2019	$24,066,028

Multi-Strategy Subtotal		62,357,483	71,203,111	13.65

Relative Value

Linden Investors LP	Global	13,802,931	20,493,650	3.93	4/1/2014	Quarterly	65 days	6/30/2019 (f)	$20,493,650
Symmetry International Fund, Ltd.	Global	41,210,000	56,481,819	10.83	1/1/2015	Quarterly to Custom Dates	90 to 180 days	6/30/2019 (g)	$45,796,455
Tenaron Capital Offshore Fund Ltd.	Global	13,000,000	15,294,984	2.93	5/1/2017	Quarterly	30 days	6/30/2019 (h)	$7,647,492
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	31,601,227	59,475,739	11.40	8/1/2012	Monthly	30 days	6/30/2019	$59,475,739
Two Sigma Spectrum Cayman Fund, Ltd.	Global	6,625,518	9,320,638	1.79	6/1/2015	Quarterly	56 days	6/30/2019	$9,320,638

Relative Value Subtotal		106,239,676	161,066,830	30.88

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2019

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Trading

Element Capital Feeder Fund, Ltd.	Global	$21,760,000	$29,317,233	5.62%	4/1/2016	Quarterly	90 days	6/30/2019 (e)	$7,329,308
Pharo GAIA Fund, Ltd.	Global	22,590,233	34,843,871	6.68	4/1/2015	Quarterly	90 days	6/30/2019	$34,843,871
Rokos Global Macro Fund, Ltd.	Global	23,000,000	28,286,099	5.42	11/1/2015	Monthly	90 days	6/30/2019 (e)	$7,071,525

Trading Subtotal		67,350,233	92,447,203	17.72

Total Investment Funds		$409,103,610	$518,596,158	99.42%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of June 30, 2019, the Fund is not aware of any uncertainties related to redemptions.

(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)

The Investment Fund is subject to an investor level gate of 25% when total redemptions in the Investment Fund exceed 20%. (g) A portion of the Investment Fund is subject to an investor level gate of 25%.

(h)	The Investment Fund is subject to an investor level gate of 50%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2019

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Director.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $518,596,158. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $53,452,192) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2019, the Investment Funds in the credit/income strategy had $26,392,136 representing 49% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the equity hedged strategy (total fair value of $140,426,822) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2019, the Investment Funds in the equity hedged strategy had $45,288,792, representing 32% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the multi-strategy strategy (total fair value of $71,203,111) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of June 30, 2019, the Investment Funds in the multi-strategy strategy had $20,798,261, representing 29% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the relative value strategy (total fair value of $161,066,830), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2019

currencies, to name a few examples. As of June 30, 2019, the Investment Funds in the relative value strategy had $50,035,786, representing 31% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the trading strategy (total fair value of $92,447,203) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2019, the Investment Funds in the trading strategy had $57,603,332, representing 62% of the value of the investments in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2019.

Please refer to the March 31, 2019 financial statements for full disclosure on the Fund’s portfolio valuation methodology.